Fair Value Measurement - Fair Value Measurements of Assets and Liabilities Measured at Fair Value Level 3 (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Fair value reconciliation
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment income
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment income
Significant Unobservable Inputs (Level 3)
Fair value reconciliation
Level 3 investments as of January 1, 2022	¥ 217,269
Changes in fair value included in investment income	69,291
Measurement approach change from measurement alternative to fair value measurement	76,280
Settlements	(6,842)
Foreign currency translation adjustments	2,353
Level 3 investments as of December 31, 2022	358,351
Changes in net unrealized gains included in investment income related to Level 3 investments still held as of December 31, 2022	¥ 62,449